Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (5.7%)
$14,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, Aa2)	12/20/23	5.310	$10,766,717
21,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, Aa1)	06/17/24	5.330	22,526,444
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $35,000,000)					33,293,161

UNITED STATES AGENCY OBLIGATIONS (26.8%)
2,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.135%(4)	(AA+, Aaa)	11/06/23	5.445	2,000,165
7,400	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%(4)	(AA+, Aaa)	02/05/24	5.350	7,400,249
2,600	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%(4)	(AA+, Aaa)	05/15/24	5.350	2,599,758
8,500	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%(4)	(AA+, Aaa)	05/24/24	5.390	8,498,783
10,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.075%(4)	(AA+, Aaa)	08/09/24	5.385	9,995,652
9,600	Federal Farm Credit Banks Funding Corp., SOFR + 0.130%(4)	(AA+, Aaa)	01/28/25	5.440	9,603,883
5,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.155%(4)	(AA+, Aaa)	05/02/25	5.465	5,001,700
5,900	Federal Home Loan Bank Discount Notes(1)	(AA+, Aaa)	02/02/24	4.697	5,797,468
19,000	Federal Home Loan Banks, SOFR + 0.030%(4)	(AA+, Aaa)	11/09/23	5.340	19,000,651
3,700	Federal Home Loan Banks	(AA+, Aaa)	02/28/24	2.125	3,649,598
14,600	Federal Home Loan Banks, SOFR + 0.140%(4)	(AA+, Aaa)	04/21/25	5.450	14,604,463
6,700	Federal Home Loan Banks, SOFR + 0.160%(4)	(AA+, Aaa)	07/10/25	5.470	6,704,084
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,793,822
6,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	5,803,488
7,643	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	7,368,072
6,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	6,060,716
8,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/26	5.150	8,587,163
900	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	893,034
2,300	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	2,217,673
13,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/24	3.875	12,803,781
5,000	Federal National Mortgage Association	(AA+, Aaa)	02/07/25	5.060	4,951,827
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,590,335
7,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	6,937,331
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $160,134,587)					157,863,696

UNITED STATES TREASURY OBLIGATIONS (64.4%)
3,000	U.S. Treasury Bills(1)	(AA+, Aaa)	11/02/23	5.275	2,986,339
5,600	U.S. Treasury Bills(1)	(AA+, Aaa)	01/11/24	5.270	5,516,829
8,600	U.S. Treasury Bills(1)	(AA+, Aaa)	07/11/24	5.127	8,248,305
21,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.035%(4)	(AA+, Aaa)	10/31/23	5.438	21,000,761
82,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.015%(4),(5)	(AA+, Aaa)	01/31/24	5.388	82,008,406
44,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.075%(4),(6)	(AA+, Aaa)	04/30/24	5.328	43,989,068
29,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.037%(4),(6)	(AA+, Aaa)	07/31/24	5.440	29,007,463
16,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.140%(4),(6)	(AA+, Aaa)	10/31/24	5.543	16,018,921
46,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.200%(4)	(AA+, Aaa)	01/31/25	5.603	46,270,797
47,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169%(4)	(AA+, Aaa)	04/30/25	5.572	47,023,715
31,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125%(4)	(AA+, Aaa)	07/31/25	5.528	31,074,857
9,900	U.S. Treasury Notes	(AA+, Aaa)	08/31/24	3.250	9,702,041
13,500	U.S. Treasury Notes	(AA+, Aaa)	02/28/25	4.625	13,379,766
6,700	U.S. Treasury Notes	(AA+, Aaa)	07/31/25	4.750	6,656,293
7,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	6,950,512
9,800	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	9,679,031
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $379,830,368)					379,513,104

SHORT-TERM INVESTMENTS (2.2%)
13,074,211	State Street Institutional U.S. Government Money Market Fund - Premier Class, 5.30% (Cost $13,074,211)				13,074,211

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2023 (unaudited)

Value
TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $588,039,166)	$583,744,172
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)	5,554,645
NET ASSETS(7) (100.0%)	$589,298,817

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Securities are zero coupon. Rate presented is cost yield as of September 30, 2023.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $33,293,161 or 5.7% of net assets.
(3)	Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 24 physical commodities.
(4)	Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2023. The rate may be subject to a cap and floor.
(5)	At September 30, 2023, $8,744,896 in the value of this securities has been pledged as collateral for open swap contracts.
(6)	At September 30, 2023, $28,108,619 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(7)	As of September 30, 2023, the Credit Suisse Trust - Commodity Return Strategy Portfolio held $84,701,474 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd., representing 14.4% of the Portfolio's consolidated net assets.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	Dec 2023	102	$5,590,238	$(528,724)
Corn Futures	USD	Dec 2023	353	8,414,637	(319,253)
Cotton No. 2 Futures	USD	Dec 2023	78	3,398,850	214,496
Soybean Futures	USD	Nov 2023	122	7,777,500	55,242
Soybean Futures	USD	Jan 2024	36	2,330,100	(82,469)
Soybean Meal Futures	USD	Dec 2023	51	1,944,120	(44,256)
Soybean Meal Futures	USD	Jan 2024	102	3,869,880	(90,962)
Soybean Oil Futures	USD	Dec 2023	101	3,383,298	38,382
Soybean Oil Futures	USD	Jan 2024	81	2,683,692	(388,960)
Sugar No. 11 Futures	USD	Mar 2024	248	7,355,085	(48,265)
Wheat (KC HRW) Futures	USD	Dec 2023	84	2,787,750	(508,327)
Wheat Futures	USD	Dec 2023	158	4,277,850	(809,699)
					$(2,512,795)
Energy
Brent Crude Oil Futures	USD	Jan 2024	189	17,078,040	$171,204
Gasoline RBOB Futures	USD	Nov 2023	2	201,558	(7,744)
Gasoline RBOB Futures	USD	Dec 2023	18	1,776,298	(76,685)
Gasoline RBOB Futures	USD	Jan 2024	27	2,635,076	(38,912)
Light Sweet Crude Oil Futures	USD	Mar 2024	582	48,818,160	2,020,882
Low Sulphur Gasoil Futures	USD	Nov 2023	57	5,507,625	887,991
Low Sulphur Gasoil Futures	USD	Jan 2024	7	631,225	55,636
Natural Gas Futures	USD	Nov 2023	478	14,000,620	(2,272,702)
NY Harbor ULSD Futures	USD	Nov 2023	17	2,356,628	565,773
NY Harbor ULSD Futures	USD	Jan 2024	17	2,188,838	128,851
					$1,434,294
Industrial Metals
LME Lead Future	USD	Dec 2023	34	1,845,350	$14,579
LME Nickel Futures	USD	Dec 2023	35	3,918,810	(413,095)
LME Primary Aluminum Futures	USD	Dec 2023	150	8,821,875	723,381
LME Zinc Futures	USD	Dec 2023	80	5,305,500	669,804
					$994,669
Livestock
Lean Hogs Futures	USD	Dec 2023	108	3,100,680	$(181,663)

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2023 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Live Cattle Futures	USD	Dec 2023	109	$8,193,530	$(16,565)
					$(198,228)
Precious Metals
Copper Futures	USD	Mar 2024	112	10,542,000	$(47,790)
Gold 100 oz. Futures	USD	Feb 2024	164	30,920,560	(975,901)
Silver Futures	USD	Dec 2023	24	2,694,000	(75,639)
Silver Futures	USD	Mar 2024	56	6,381,760	(404,778)
					$(1,504,108)
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Dec 2023	(367)	(32,589,600)	$(2,393,054)
Total Net Unrealized Appreciation (Depreciation)					$(4,179,222)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$21,640,369	10/10/23	Bank of America	Bloomberg Commodity Index Total Return	5.44%	At Maturity	$—	$(317,067)
USD	30,502,786	10/10/23	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	5.59%	At Maturity	—	(432,589)
USD	45,683,139	10/10/23	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	5.42%	At Maturity	—	(668,758)
USD	40,350,104	10/10/23	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(b)	5.59%	At Maturity	—	(607,828)
USD	72,639,603	10/10/23	Societe Generale	Bloomberg Commodity Index Total Return	5.44%	At Maturity	—	(1,064,291)
USD	43,666,934	10/10/23	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	5.47%	At Maturity	—	(874,717)
USD	36,072,614	10/10/23	Societe Generale	Societe Generale P04 TR Index(c)	5.59%	At Maturity	—	(505,997)
							$—	$(4,471,247)

(a)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/23 Value(1)
CBOT Bean Oil JAN 24 Futures	2.93%	26.65	$882,814
CBOT Corn DEC 23 Futures	4.14%	52.44	1,250,043
NYMEX WTI Crude Oil NOV 23 Futures	9.69%	32.21	2,924,455
ICE Brent Crude Oil DEC 23 Futures	8.57%	28.07	2,587,640
NYBOT Cotton DEC 23 Futures	1.65%	11.39	496,512
COMEX Gold DEC 23 Futures	15.04%	24.32	4,538,636
COMEX High Grade Copper DEC 23 Futures	5.13%	16.58	1,548,755
NYMEX Heating Oil JAN 24 Futures	2.46%	5.77	743,257
NYBOT Coffee DEC 23 Futures	2.61%	14.36	787,093
KCBOT Kansas Wheat DEC 23 Futures	1.41%	12.83	425,670
LME Aluminium DEC 23 Futures	4.33%	22.24	1,308,169
CME Live Cattle DEC 23 Futures	4.03%	16.19	1,216,931
CME Lean Hogs DEC 23 Futures	1.59%	16.74	480,493
LME Lead DEC 23 Futures	0.94%	5.20	282,278
LME Nickel DEC 23 Futures	1.92%	5.18	579,474
LME Zinc DEC 23 Futures	2.65%	12.05	798,966
NYMEX Nat Gas NOV 23 Futures	7.12%	73.41	2,150,079
ICE Gas Oil JAN 24 Futures	3.23%	10.82	975,393
CBOT Soybeans NOV 23 Futures	5.12%	24.25	1,546,243
NYBOT Sugar MAR 24 Futures	3.65%	37.19	1,102,882
COMEX Silver MAR 24 Futures	4.32%	11.43	1,302,855
CBOT Soy Meal JAN 24 Futures	2.94%	23.38	886,973
CBOT Wheat DEC 23 Futures	2.04%	22.77	616,393
NYMEX Unleaded Gasoline JAN 24 Futures	2.46%	7.61	743,155

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of September 30, 2023.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2023 (unaudited)

(b)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/23 Value(1)
CBOT Bean Oil JAN 24 Futures	2.93%	35.30	$1,169,647
CBOT Corn DEC 23 Futures	4.15%	69.42	1,654,740
NYMEX WTI Crude Oil DEC 23 Futures	9.60%	43.14	3,831,070
NYBOT Cotton DEC 23 Futures	1.65%	15.08	657,256
COMEX Gold FEB 24 Futures	15.06%	31.87	6,008,473
COMEX High Grade Copper MAR 24 Futures	5.15%	21.81	2,052,697
NYMEX Heating Oil JAN 24 Futures	2.45%	7.60	978,953
NYBOT Coffee DEC 23 Futures	2.61%	19.01	1,041,911
KCBOT Kansas Wheat DEC 23 Futures	1.41%	16.98	563,479
CME Live Cattle DEC 23 Futures	4.04%	21.45	1,612,082
ICE Brent Crude Oil JAN 24 Futures	8.55%	37.76	3,411,819
ICE Gas Oil JAN 24 Futures	3.21%	14.22	1,282,260
CME Lean Hogs FEB 24 Futures	1.62%	21.44	646,987
LME Aluminium DEC 23 Futures	4.34%	29.44	1,731,683
LME Nickel DEC 23 Futures	1.92%	6.85	767,077
LME Lead DEC 23 Futures	0.94%	6.88	373,664
LME Zinc DEC 23 Futures	2.65%	15.95	1,057,629
NYMEX Nat Gas NOV 23 Futures	7.14%	97.17	2,846,159
NYMEX Unleaded Gasoline JAN 24 Futures	2.45%	10.01	976,908
CBOT Soybeans NOV 23 Futures	5.13%	32.11	2,046,834
NYBOT Sugar MAR 24 Futures	3.66%	49.21	1,459,329
COMEX Silver MAR 24 Futures	4.33%	15.14	1,725,254
CBOT Soy Meal JAN 24 Futures	2.95%	30.98	1,175,277
CBOT Wheat DEC 23 Futures	2.05%	30.14	815,948

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of September 30, 2023.

(c)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/23 Value(1)
LME Aluminium DEC 23 Futures	4.34%	26.34	$1,549,212
ICE Brent Crude Oil JAN 24 Futures	8.54%	33.74	3,048,449
CBOT Bean Oil JAN 24 Futures	2.93%	31.57	1,045,896
NYMEX WTI Crude Oil NOV 23 Futures	9.69%	38.10	3,458,954
NYBOT Coffee MAR 24 Futures	2.61%	16.88	931,669
CBOT Corn MAR 24 Futures	4.15%	60.25	1,481,389
NYBOT Cotton DEC 23 Futures	1.65%	13.52	588,986
COMEX High Grade Copper MAR 24 Futures	5.14%	19.49	1,834,781
ICE Gas Oil JAN 24 Futures	3.21%	12.71	1,145,845
NYMEX Heating Oil JAN 24 Futures	2.46%	6.82	878,125
CME Live Cattle DEC 23 Futures	4.04%	19.18	1,442,123
CME Lean Hogs FEB 24 Futures	1.61%	19.04	574,708
NYMEX Nat Gas NOV 23 Futures	7.13%	86.89	2,545,133
LME Nickel DEC 23 Futures	1.92%	6.12	685,366
LME Lead DEC 23 Futures	0.94%	6.18	335,544
NYMEX Unleaded Gasoline JAN 24 Futures	2.46%	9.00	878,125
CBOT Soy Meal MAR 24 Futures	2.95%	28.08	1,053,036
CBOT Soybeans NOV 23 Futures	5.12%	28.67	1,827,641
NYBOT Sugar MAR 24 Futures	3.65%	43.93	1,302,908
KCBOT Kansas Wheat MAR 24 Futures	1.42%	15.08	506,885
CBOT Wheat DEC 23 Futures	2.04%	26.90	728,201
COMEX Silver MAR 24 Futures	4.32%	13.53	1,542,072
COMEX Gold FEB 24 Futures	15.04%	28.48	5,368,697
LME Zinc DEC 23 Futures	2.65%	14.26	945,947

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of September 30, 2023.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Portfolio's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Portfolio may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$33,293,161	$—	$33,293,161
United States Agency Obligations	—	157,863,696	—	157,863,696
United States Treasury Obligations	—	379,513,104	—	379,513,104
Short-term Investments	13,074,211	—	—	13,074,211
	$13,074,211	$570,669,961	$—	$583,744,172
Other Financial Instruments*
Futures Contracts	$5,546,221	$—	$—	$5,546,221

Liabilities
Other Financial Instruments*
Futures Contracts	$9,725,443	$—	$—	$9,725,443
Swap Contracts	—	4,471,247	—	4,471,247
	$9,725,443	$4,471,247	$—	$14,196,690

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended September 30, 2023, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.